UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

Matrix Advisors Value ETF Ticker: MAVF Listed on: NYSE Arca, Inc.	December 31, 2025 Semi-Annual Shareholder Report https://matrixadvisorsvalueetf.com

This semi-annual shareholder report contains important information about the Matrix Advisors Value ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://matrixadvisorsvalueetf.com. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.75%

KEY FUND STATISTICS (as of Period End)
Net Assets	$83,733,763	Advisory Fees	$303,017
# of Portfolio Holdings	27	Portfolio Turnover Rate*	11%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	29.4%
Information Technology	22.5%
Communication Services	15.9%
Industrials	8.7%
Health Care	8.4%
Consumer Discretionary	8.3%
Consumer Staples	6.3%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class C	9.2%
Microsoft Corp.	7.0%
Apple, Inc.	6.0%
Amazon.com, Inc.	5.0%
Applied Materials, Inc.	4.7%
Morgan Stanley	4.5%
Goldman Sachs Group, Inc.	4.4%
Meta Platforms, Inc. - Class A	4.3%
JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	3.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://matrixadvisorsvalueetf.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 15.9%
Cable & Satellite - 2.5%
Comcast Corp. - Class A	68,861	$2,058,255

Interactive Media & Services - 13.4%
Alphabet, Inc. - Class C	24,458	7,674,920
Meta Platforms, Inc. - Class A	5,398	3,563,166
		11,238,086
Total Communication Services		13,296,341

Consumer Discretionary - 8.3%
Broadline Retail - 5.0%
Amazon.com, Inc. (a)	18,308	4,225,852

Home Improvement Retail - 3.3%
Lowe's Cos., Inc.	11,454	2,762,247
Total Consumer Discretionary		6,988,099

Consumer Staples - 6.3%
Packaged Foods & Meats - 3.0%
Tyson Foods, Inc. - Class A	42,409	2,486,016

Soft Drinks & Non-alcoholic Beverages - 3.3%
PepsiCo, Inc.	19,533	2,803,376
Total Consumer Staples		5,289,392

Financials - 29.4% (b)
Asset Management & Custody Banks - 2.5%
Bank of New York Mellon Corp.	18,101	2,101,345

Diversified Banks - 14.7%
JPMorgan Chase & Co.	10,682	3,441,954
PNC Financial Services Group, Inc.	14,719	3,072,297
US Bancorp	47,290	2,523,394
Wells Fargo & Co.	34,925	3,255,010
		12,292,655
Investment Banking & Brokerage - 8.9%
Goldman Sachs Group, Inc.	4,204	3,695,316
Morgan Stanley	20,992	3,726,710
		7,422,026

The accompanying notes are an integral part of these financial statements.

1

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 3.3%
PayPal Holdings, Inc.	47,512	$2,773,750
Total Financials		24,589,776

Health Care - 8.4%
Biotechnology - 2.9%
Amgen, Inc.	7,301	2,389,690

Health Care Equipment - 3.4%
Medtronic PLC	29,869	2,869,216

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific, Inc.	3,010	1,744,145
Total Health Care		7,003,051

Industrials - 8.7%
Aerospace & Defense - 1.8%
L3Harris Technologies, Inc.	5,111	1,500,436

Air Freight & Logistics - 3.4%
FedEx Corp.	9,881	2,854,226

Electrical Components & Equipment - 3.5%
Generac Holdings, Inc. (a)	21,373	2,914,636
Total Industrials		7,269,298

Information Technology - 22.5%
Semiconductor Materials & Equipment - 4.7%
Applied Materials, Inc.	15,326	3,938,629

Semiconductors - 4.8%
QUALCOMM, Inc.	16,657	2,849,180
Texas Instruments, Inc.	6,609	1,146,595
		3,995,775
Systems Software - 7.0%
Microsoft Corp.	12,193	5,896,779

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	18,571	5,048,712
Total Information Technology		18,879,895
TOTAL COMMON STOCKS (Cost $39,782,233)		83,315,852

The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.67% (c)	383,185		$383,185
TOTAL MONEY MARKET FUNDS (Cost $383,185)			383,185

TOTAL INVESTMENTS - 100.0% (Cost $40,165,418)			$83,699,037
Other Assets in Excess of Liabilities - 0.0% (d)		0.00041	34,726
TOTAL NET ASSETS - 100.0%			$83,733,763

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$83,699,037
Dividends receivable	82,108
Dividend tax reclaims receivable	6,444
Total assets	83,787,589

LIABILITIES:
Payable to adviser (See Note 3)	53,826
Total liabilities	53,826
NET ASSETS	$83,733,763

NET ASSETS CONSISTS OF:
Paid-in capital	$35,407,421
Total distributable earnings	48,326,342
Total net assets	$83,733,763

Net assets	$83,733,763
Shares issued and outstanding(a)	689,272
Net asset value per share	$121.48

COST:
Investments, at cost	$40,165,418

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$661,973
Less: Dividend withholding taxes, net	(185)
Total investment income (loss)	661,788

EXPENSES:
Investment advisory fee (See Note 3)	303,017
Total expenses	303,017
NET INVESTMENT INCOME (LOSS)	358,771

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments	(1,515,383)
In-kind redemptions	5,977,905
Net realized gain (loss)	4,462,522
Net change in unrealized appreciation (depreciation) on:
Investments	5,773,640
Net change in unrealized appreciation (depreciation)	5,773,640
Net realized and unrealized gain (loss)	10,236,162
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,594,933

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$358,771	$584,636
Net realized gain (loss)	4,462,522	9,540,670
Net change in unrealized appreciation (depreciation)	5,773,640	1,538,525
Net increase (decrease) in net assets from operations	10,594,933	11,663,831

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(354,657)	(3,483,686)
Total distributions to shareholders	(354,657)	(3,483,686)

CAPITAL TRANSACTIONS:
Shares sold	7,766,232	14,300,054
Shares issued from reinvestment of distributions	—	2,924,950
Shares redeemed	(8,370,424)	(17,078,969)
Net increase (decrease) in net assets from capital transactions	(604,192)	146,035

NET INCREASE (DECREASE) IN NET ASSETS	9,636,084	8,326,180

NET ASSETS:
Beginning of the period	74,097,679	65,771,499
End of the period	$83,733,763	$74,097,679

SHARES TRANSACTIONS
Shares sold	67,500	144,795
Shares issued from reinvestment of distributions	—	28,101
Shares redeemed	(72,500)	(171,015)
Total increase (decrease) in shares outstanding	(5,000)	1,881

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Matrix Advisors Value ETF
12/31/2025(f)	$106.73	0.52	14.74	15.26	(0.31)	(0.20)	(0.51)	$121.48	14.30%	$83,734	0.75%	0.75%	0.89%	11%
6/30/2025(g)	$94.99	0.85	16.01	16.86	(0.89)	(4.23)	(5.12)	$106.73	17.94%	$74,098	0.99%	0.91%	0.84%	26%
6/30/2024	$79.03	0.77	16.72	17.49	(0.98)	(0.55)	(1.53)	$94.99	22.36%	$65,771	1.20%	0.99%	0.90%	20%
6/30/2023	$73.48	0.73	8.33	9.06	(0.60)	(2.91)	(3.51)	$79.03	12.99%	$56,877	1.23%	0.99%	0.97%	22%
6/30/2022	$96.30	0.78	(12.88)	(12.10)	(0.78)	(9.94)	(10.72)	$73.48	-14.61%	$52,839	1.16%	0.99%	0.85%	23%
6/30/2021	$64.74	0.87	33.05	33.92	(1.49)	(0.87)	(2.36)	$96.30	53.33%	$65,227	1.21%	0.99%	1.09%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Matrix Advisors Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to achieve a total rate of return which is comprised of capital appreciation and current income. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

The Fund is the successor to the Matrix Advisors Value Fund (the “Predecessor Mutual Fund”), which commenced operations on September 16, 1983. Matrix Asset Advisors, Inc. (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Mutual Fund. Effective February 21, 2025, the assets and liabilities of the Predecessor Mutual Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Mutual Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Mutual Fund and the Fund is June 30. Operations up to and including February 21, 2025 were for the Predecessor Mutual Fund. As of February 21, 2025, the net assets of the Predecessor Mutual Fund were $70,913,726, including $42,902,254 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 686,772 shares of the Fund and an initial NAV per share of $102.64 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the Predecessor Mutual Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Mutual Fund as compared to that of the Fund. The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Mutual Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2025.

Shares of the Fund are listed and traded on NYSE Arca, Inc.(the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 2,500 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is December 31, 2025, and the period covered by these Notes to Financial Statements is from July 1, 2025 to December 31, 2025 (the “current fiscal period”).

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$83,315,852	$—	$—	$83,315,852
Money Market Funds	383,185	—	—	383,185
Total Investments	$83,699,037	$—	$—	$83,699,037

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended June 30, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(7,715,263)	$7,715,263

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.75% to the Adviser monthly based on average daily net assets. Prior to the February 21, 2025 conversion, the Predecessor Mutual Fund paid an annual rate of 0.75% to the Sub-Adviser monthly based on average daily net assets. In addition, the Predecessor Mutual Fund capped expenses at an annual rate 0.99% based on average daily net assets.

Matrix Asset Advisors, Inc. (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$10,502,199	$8,705,383

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$7,547,504	$8,234,948

There were no purchases or sales of U.S. Government securities during the current fiscal period.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended June 30, 2025, were as follows:

Tax cost of Investments	$36,504,785
Gross tax unrealized appreciation	37,902,956
Gross tax unrealized depreciation	(330,421)
Net tax unrealized appreciation (depreciation)	$37,572,536
Undistributed ordinary income	314,956
Undistributed long-term gain	198,574
Total distributable earnings	513,530
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$38,086,066

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended June 30, 2025, the Fund did not defer any post-October capital losses.

At the fiscal year ended June 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended June 30, 2025 were as follows:

	Current Fiscal Period	Year ended June 30, 2025(a)
Ordinary Income	$354,657	$638,449
Long Term Capital Gain	—	2,845,237
Total	$354,657	$3,483,686

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

MATRIX ADVISORS VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 5.34%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 25, 2026